Schedule of Investments (unaudited) November 30, 2020	iShares® MSCI UAE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Air Freight & Logistics — 2.6%
Aramex PJSC	313,090	$341,802

Airlines — 3.3%
Air Arabia PJSC	1,292,696	436,395

Banks — 42.9%
Abu Dhabi Commercial Bank PJSC	344,436	570,130
Abu Dhabi Islamic Bank PJSC	460,244	588,908
Dubai Islamic Bank PJSC	482,133	588,039
Emirates NBD Bank PJSC	572,788	1,707,534
First Abu Dhabi Bank PJSC	650,992	2,236,641

		5,691,252

Building Products — 0.9%
National Central Cooling Co. PJSC	178,074	126,048

Capital Markets — 4.0%
Dubai Financial Market PJSC	1,457,236	346,342
SHUAA Capital PSC(a)	1,108,550	188,624

		534,966

Construction & Engineering — 1.1%
Arabtec Holding PJSC(a)	2,433,366	7
Drake & Scull International PJSC(a)(b)	2,972,998	143,585

		143,592

Diversified Financial Services — 5.2%
Al Waha Capital PJSC(a)	983,894	281,254
Amanat Holdings PJSC	1,229,547	277,499
Gulf General Investment Co.(a)(b)	7,295,803	128,589

		687,342

Diversified Telecommunication Services — 14.3%
Emirates Telecommunications Group Co. PJSC	403,657	1,903,363

Energy Equipment & Services — 1.0%
Lamprell PLC(a)	261,439	137,868

Food Products — 2.1%
Agthia Group PJSC	243,176	284,014

Security	Shares	Value

Health Care Providers & Services — 0.0%
NMC Health PLC(a)(b)	112,588	$1

Hotels, Restaurants & Leisure — 0.8%
DXB Entertainments PJSC(a)	3,274,783	102,528

Industrial Conglomerates — 3.1%
Dubai Investments PJSC	1,225,951	417,200

Oil, Gas & Consumable Fuels — 3.0%
Dana Gas PJSC	2,120,571	394,307

Real Estate Management & Development — 15.2%
Aldar Properties PJSC	741,862	613,985
DAMAC Properties Dubai Co. PJSC(a)	1,187,459	381,471
Deyaar Development PJSC(a)	208,309	15,426
Emaar Development PJSC(a)	16,925	12,533
Emaar Malls PJSC(a)	70,230	34,989
Emaar Properties PJSC(a)	639,444	553,594
Eshraq Investments PJSC(a)	1,245,126	107,118
RAK Properties PJSC	1,071,076	126,553
Union Properties PJSC(a)	2,297,212	172,612

		2,018,281

Thrifts & Mortgage Finance — 0.4%
Amlak Finance PJSC(a)	655,761	46,596

Total Common Stocks — 99.9% (Cost: $14,970,800)		13,265,555

Total Investments in Securities — 99.9% (Cost: $14,970,800)		13,265,555

Other Assets, Less Liabilities — 0.1%		6,821

Net Assets — 100.0%		$13,272,376

(a)	Non-income producing security.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/20	Shares Held at 11/30/20	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares(a)	$60,000	$—	$(60,000	)(b)	$—	$—	$—	—	$7	$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

1

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® MSCI UAE ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$12,993,373	$7	$272,175	$13,265,555

The following table includes a rollforward for the period ended November 30, 2020 of investments whose values are classified as Level 3 as of the beginning or end of the period.

Common Stocks
Balance at beginning of period	$274,624
Realized gain (loss) and change in unrealized appreciation/depreciation	(2,449)
Purchases	—
Sales	—
Transfers in	—
Transfers out	—

Balance at end of period	$272,175

Net change in unrealized appreciation/depreciation on investments still held at end of period	$(2,449)

The following table summarizes the valuation approaches used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) to determine the value of certain of the Fund’s Level 3 investments as of period end.

	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized	(a)	Weighted Average of Unobservable Inputs Based on Fair Value

Common Stock	$272,175	Market	Discount Rate	48% - 54%		51%

(a)	A significant change in unobservable input would have resulted in a correlated (inverse) significant change to value.

Portfolio Abbreviations - Equity

PJSC	Public Joint Stock Company

2